Stock Options Oustanding and Exercisable (Details)	9 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options Number $1.70 To $1.93 | shares	829,922
Outstanding Options Aggregate Intrinsic Value $1.70 to $1.93 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term Years $1.70 To $1.93	4 years 5 months 23 days
Exercisable Options Number $1.70 To $1.93 | shares	739,921
Exercisable Options Weighted Average Exercise Price $1.70 To $1.93	$ 1.84
Exercisable Options Aggregate Intrinsic Value $1.70 To $1.93 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term Years $1.70 To $1.93	3 years 9 months 21 days
Outstanding Options Number $2.39 | shares	3,369,643
Outstanding Options Aggregate Intrinsic Value $2.39 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term Years $2.39	6 years 4 months 17 days
Exercisable Options Number $2.39 | shares	3,369,643
Exercisable Options Weighted Average Exercise Price $2.39	$ 2.39
Exercisable Options Aggregate Intrinsic Value $2.39 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term Years $2.39	6 years 4 months 17 days
Outstanding Options Number $3.15 To $3.26 | shares	430,000
Outstanding Options Aggregate Intrinsic Value $3.15 To $3.26 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term Years $3.15 To $3.26	4 years 2 months 15 days
Exercisable Options Number $3.15 To $3.26 | shares	430,000
Exercisable Options Weighted Average Exercise Price $3.15 To $3.26	$ 3.21
Exercisable Options Aggregate Intrinsic Value $3.15 To $3.26 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term Years $3.15 To $3.26	4 years 2 months 15 days
Outstanding Options Number Total | shares	4,629,565
Outstanding Options Aggregate Intrinsic Value Total | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term Years Total	5 years 10 months 2 days
Exercisable Options Number Total | shares	4,539,564
Exercisable Options Weighted Average Exercise Price Total	$ 2.38
Exercisable Options Aggregate Intrinsic Value Total | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term Years Total	5 years 9 months 3 days
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Risk Free Interest Rate	0.26%
Share based Compensation Arrangement By Share based Payment Award Fair Value Assumptions Expected Term	5 years
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Volatility Rate	49.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate	0.00%
Range 170to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.82
Range 239 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.39
Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.21
Range 170to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.36
Minimum [Member] | Range 170to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.70
Minimum [Member] | Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.15
Minimum [Member] | Range 170to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.70
Maximum [Member] | Range 170to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.93
Maximum [Member] | Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.26
Maximum [Member] | Range 170to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 3.26